Investment Securities	6 Months Ended
Sep. 30, 2018
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Investment Securities
6	INVESTMENT SECURITIES

The following tables show the amount of investment securities, which consist of debt instruments at amortized cost, debt instruments at fair value through other comprehensive income and equity instruments at fair value through other comprehensive income at September 30, 2018 and held-to-maturity investments and available-for-sale financial assets at March 31, 2018.

At September 30, 2018
Debt instruments at amortized cost:
Domestic:
Japanese government bonds	¥300,338

Total debt instruments at amortized cost	¥300,338

Debt instruments at fair value through other comprehensive income:
Domestic:
Japanese government bonds	¥5,475,519
Japanese municipal bonds	55,567
Japanese corporate bonds	319,947
Other debt instruments	25

Total domestic	5,851,058

Foreign:
U.S. Treasury and other U.S. government agency bonds	4,669,634
Bonds issued by other governments and official institutions	2,583,193
Mortgage-backed securities	499,465
Other debt instruments	211,419

Total foreign	7,963,711

Total debt instruments at fair value through other comprehensive income	¥13,814,769

Equity instruments at fair value through other comprehensive income:
Domestic equity instruments	¥4,238,604
Foreign equity instruments	442,081

Total equity instruments at fair value through other comprehensive income	¥4,680,685

Total investment securities	¥18,795,792

At March 31, 2018
Held-to-maturity investments:
Domestic:
Japanese government bonds	¥372,459

Total held-to-maturity investments	¥372,459

Available-for-sale financial assets:
Domestic:
Japanese government bonds	¥7,685,303
Japanese municipal bonds	47,032
Japanese corporate bonds	296,601

Total domestic debt instruments	8,028,936
Equity instruments	5,161,734

Total domestic	13,190,670

Foreign:
U.S. Treasury and other U.S. government agency bonds	3,246,646
Bonds issued by other governments and official institutions	2,187,450
Mortgage-backed securities	488,183
Other debt instruments	331,491

Total foreign debt instruments	6,253,770
Equity instruments	678,176

Total foreign	6,931,946

Total available-for-sale financial assets	¥20,122,616

Total investment securities	¥20,495,075